UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037]
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2003
                         ----------------

Date of reporting period:  OCTOBER 31, 2003
                           ----------------

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

                             DAL INVESTMENT COMPANY

                          (FUNDX UPGRADER FUNDS LOGO)

                                 ANNUAL REPORT
                                OCTOBER 31, 2003

                            THE FUNDX UPGRADER FUNDS

December 11, 2003

Dear Fellow Shareholders,

It is very gratifying to present this second annual shareholder report on the FUNDX UPGRADER FUNDS. Equally gratifying is the fact that all four of the Upgrader funds have outstripped their benchmarks since inception. Please see pages four through seven of the Annual Report for complete standardized performance figures.

We are happy to announce that the expense ratio for the FUNDX UPGRADER FUND (FUNDX) continues to decline. Currently, expenses accrue at a rate of roughly 1.31%, annualized. As assets continue to grow in the three newer funds, we look forward to seeing similar economies of scale in those funds also.

In recent months we have continued to enhance our website, www.fundxfund.com,
                                                           -----------------
now with monthly updates on performance and top portfolio holdings. Our intention is to increase transparency for investors by providing complete portfolio holdings each month, by the end of 2003.

PERFORMANCE COMMENTARY

We noted in our April 30 semi-annual report that the first few months of 2003 saw our equity-based portfolios apparently stalling. We described this as an expected consequence of Upgrading during a period of sudden and dramatic switchbacks in the market. Since then, through strict adherence to the discipline, the portfolios have more than made up for any temporary lag at the start of the calendar year.

The fiscal year ended with a bang, as the S&P 500 gained 5.64% in the month of October alone. The FUNDX UPGRADER FUND increased 7.67% during that final month, while CONSERVATIVE UPGRADER gained 6.84% and AGGRESSIVE UPGRADER rose 8.49%. During the six months ending October 31, the broad market rose 15.53%, while FUNDX increased 24.44%, RELAX 19.34%, HOTFX 32.74% and INCMX 7.49%. Please see pages four through seven of the Annual Report for complete standardized performance figures.

Stock investors celebrated a steady stream of strong economic reports, and drove share prices higher. The mid-cap S&P 400 index and the small-cap S&P 600 set all-time highs, as investors bet the smaller firms would benefit more than the giants in the early stages of a cyclical recovery. Techs of all stripes led the way. Global confidence is improving and many overseas funds, from emerging and industrialized economies alike, have recently outperformed U.S. funds, in part because of the dollar's recent weakness.

All this in an environment when investors are still more than a little leery of stocks. Recent surveys of professional investors indicate that most do not view the recent advance as a new bull market. Why the reluctance to acknowledge the advanceo One probable reason is that the two and a half year bear market was very painful. Investors who were burned became so conditioned to bad news that any good news is distrusted. Their apprehension is reflected in the record $5 trillion that is invested in money market funds, CDs, and cash that is generating very low investment returns. This clearly illustrates the danger of allowing emotions to influence investment decisions. The simplest way to avoid this mistake is by adhering to a proven discipline. As Upgraders we know that investment success comes from incrementally moving toward the top performing funds, in order to be aligned with what's delivering results regardless of the current market environment.

PORTFOLIO HIGHLIGHTS

As the market has improved, we have observed our turnover decline. We're also seeing the portfolios become increasingly diversified. Each of the equity funds holds a variety of domestic and international, large and small cap, growth and value funds. The general bias remains towards value and smaller companies.

Recent strength in overseas markets is reflected in increased exposure to international funds, plus an increase in foreign holdings among some of the diversified funds that do not specialize in non-US investing. Currently, more than 16% of the underlying fund holdings are in foreign markets, about 10% in Europe and 6% in Asia, mostly Japan (just over 3% of the overall portfolio).

We have been using more load-waived and institutional funds than we have in the past. This is not intentional, but simply a reflection of where we are finding solid performance. These can generally be identified in the Schedule of Investments as Class A or Class Z. Having a wider universe of funds to work with in managing the Upgrader Fund portfolios, we are able to maintain a relatively large number of holdings while still remaining within the top 12% to 15% of funds available.

The FUNDX FLEXIBLE INCOME FUNDS (INCMX) is also broadly diversified, including real estate funds, balanced funds, high-yield bond funds, short duration bond funds and even a small position in a fund that sells bonds short (performing opposite the direction of long term interest rates).

SCANDAL ROCKS THE INDUSTRY

Over the past several months the fund industry has been embroiled in what seems to be an ever-widening web of scandal. Triggered in September by New York Attorney General Eliot Spitzer's allegations of illegal trading activities between the hedge fund Canary Partners and various mutual funds, more and more fund companies have come under scrutiny. The probe alleges that fund companies permitted "late trading" and short-term trading in and out of some of their funds, allowing the hedge fund to exploit stale pricing that sometimes occurs in certain fund portfolios. This practice of "stale NAV arbitrage" generates profits to the wily trader, but comes at the direct expense of the remaining fund shareholders.

The trust and confidence of individual investors have been gravely tested by the scandal, and the good reputation mutual funds have earned over many years is being badly eroded.

Here at DAL, we have long championed the use of no load mutual funds because they provide a level playing field for all investors, no matter the size of their portfolios. In our day-to-day management of portfolios - both for our clients and for the FUNDX UPGRADER FUNDS - we are committed to the best interests not only of our clients and shareholders, but the shareholders of the underlying funds we invest in as well. We take great efforts to work cooperatively with fund managers to assure that when we take a large position in a fund, and later sell that position, we do so in a way that does not adversely affect other investors. We expect no less from other professional money managers and the fund companies. We were greatly dismayed to learn that some firms were willing to give special treatment to certain investors. This does a great disservice to the majority of ethical professionals in the industry who play by the rules and hold a genuine concern for the well being of the individual investor.

It appears that many executives were willing to overlook the bedrock principle of the mutual fund industry - that the interests of shareholders always come first. The industry must move swiftly to restore investor confidence that its obligation is met in full. We support the following reform proposals made by The Investment Company Institute:

o Require all funds to impose a minimum 2% redemption fee on all mutual fund shares (other than those of money market funds) sold within five days of purchase.

o Require that fund complexes amend their ethics codes to prohibit mutual fund market timing by managers and employees, unless timing is explicitly allowed for all investors.

Our concern is that regulators, as well as fund companies themselves, may overreact and slap unnecessary restrictions onto investor activity. Ill conceived regulations are less likely to protect investors or add value to their portfolios than simply make it more difficult for them to utilize mutual funds to their full advantage.

In an alarming atmosphere of finger-pointing, the catch-all term "market timing" is being used to describe virtually all active trading practices, including any switching into and out of mutual funds. All such behavior is being labeled injurious to "long-term" investors due to the increased transaction costs they generate and the higher levels of cash that portfolio managers are forced to hold to accommodate such flows.

Most professionals agree that dealing with the inflows and redemptions - whether from "market timers" or "normal" investor activity - is little more than a minor cash-management problem for most fund managers, having insignificant impact on overall fund returns. Indeed, this ready liquidity is one of the most attractive features offered by funds, and partly explains why so many investors have embraced mutual funds as their investment vehicle of choice.

It's important to emphasize that the investment approach we employ is nothing like the kind of predatory timing techniques used by Canary Partners. Canary's lightning-fast methods of trading were designed to exploit inefficiencies in the way certain mutual funds set their net asset values (NAV). The trading gains Canary received were, in fact, extracted from the pockets of the other fund shareholders. The practice of Upgrading - gradually shifting assets by incrementally moving from fund to fund - instead takes advantage of the ever-changing rotation of market leadership. It is designed not to extract gains from the pockets of other fund shareholders, but to identify funds aligned with the current market environment and participate in their continued success.

Upgrading is an investment discipline we can all live with.

Sincerely,

/s/Janet Brown

Janet Brown
President, DAL Investment Company

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect reinvestment of dividends and capital gains.

The S&P 500, S&P 400 and S&P 600 Indices are unmanaged indices commonly used to measure performance of U.S. stocks. You cannot invest in an index.

Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Funds invest in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods.

The FundX Flexible Income Fund may make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. However, a mutual fund investor's risk is limited to one's amount of investment in a mutual fund.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the "Schedule of Investments" for further sector and holding information.

While these funds are no load, there are management fees that do apply. To the extent that a fund invests in other mutual funds, the fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the fund. Please see the prospectus for further details.

Must be preceded or accompanied by a prospectus which contains more complete information regarding the funds' risks, fees and expenses. Read it carefully before investing or sending money.

Distributed by Quasar Distributors, LLC. (12/03)

                            THE FUNDX UPGRADER FUND

                              FUNDX UPGRADER FUND
           Value of $10,000 vs S&P 500 Index and Wilshire 5000 Index

                                         S&P 500 Index
   Date        FundX Upgrader Fund        with income       Wilshire 5000 Index
   ----        -------------------       -------------      -------------------
 11/1/2001          $10,000.00            $10,000.00             $10,000.00
 1/31/2002          $10,757.57            $10,461.61             $10,564.06
 4/30/2002          $11,394.16            $10,000.35             $10,241.19
 7/31/2002           $9,629.44             $8,501.13              $8,616.42
10/31/2002           $9,109.69             $8,298.10              $8,356.92
 1/31/2003           $8,908.24             $8,054.37              $8,125.51
 4/30/2003           $9,230.56             $8,670.57              $8,701.45
 7/31/2003          $10,390.93             $9,407.05              $9,554.83
10/31/2003          $11,486.83            $10,025.89             $10,223.73

                          Average Annual Total Return
                         Period Ended October 31, 2003

                    1 Year                            26.09%
                    Since Inception (11/1/01)          7.19%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The average annual total return since the Fund's inception (11/1/01) for the S&P 500 Index was 0.13% and for the Wilshire 5000 Index was 1.11%.

Past Performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Wilshire 5000 Index measures the performance of all equity securities issued by companies with headquarters in the U.S.

One cannot invest directly in an index.

                       THE FUNDX AGGRESSIVE UPGRADER FUND

                         FUNDX AGGRESSIVE UPGRADER FUND
 Value of $10,000 vs S&P 500 Index, Wilshire 5000 Index and Russell 2000 Index

              FundX Aggressive    S&P 500 Index      Wilshire         Russell
    Date        Upgrader Fund      with income      5000 Index      2000 Index
    ----        -------------      -----------      ----------      ----------
   7/1/2002      $10,000.00         $10,000.00      $10,000.00      $10,000.00
  7/31/2002       $9,768.00          $9,221.00       $9,183.00       $8,772.00
 10/31/2002       $9,292.00          $9,000.94       $8,906.73       $8,381.68
  1/31/2003       $8,948.00          $8,736.56       $8,660.09       $8,382.03
  4/30/2003       $9,284.00          $9,404.96       $9,273.92       $9,014.32
  7/31/2003      $10,896.00         $10,203.81      $10,183.45      $10,798.37
 10/31/2003      $12,324.00         $10,875.07      $10,896.36      $12,015.08

                          Average Annual Total Return
                         Period Ended October 31, 2003

                    1 Year                            32.63%
                    Since Inception (7/1/02)          16.95%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The average annual total return since the Fund's inception (7/1/02) for the S&P 500 Index was 6.49%, for the Wilshire 5000 Index was 6.65% and for the Russell 2000 Index was 14.75%.

Past Performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Wilshire 5000 Index measures the performance of all equity securities issued by companies with headquarters in the U.S. The Russell 2000 Index is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company Index. The indices are unmanaged and returns include reinvested dividends.

One cannot invest directly in an index.

                      THE FUNDX CONSERVATIVE UPGRADER FUND

                        FUNDX CONSERVATIVE UPGRADER FUND
           Value of $10,000 vs S&P 500 Index and Wilshire 5000 Index

                FundX Conservative      S&P 500 Index
    Date          Upgrader Fund          with income       Wilshire 5000 Index
    ----          -------------          -----------       ------------------
   7/1/2002         $10,000.00           $10,000.00            $10,000.00
  7/31/2002          $9,488.00            $9,221.00             $9,183.00
 10/31/2002          $9,052.00            $9,000.94             $8,906.73
  1/31/2003          $8,868.92            $8,736.56             $8,660.09
  4/30/2003          $9,189.82            $9,404.96             $9,273.92
  7/31/2003         $10,088.35           $10,203.81            $10,183.45
 10/31/2003         $10,966.82           $10,875.07            $10,896.36

                          Average Annual Total Return
                         Period Ended October 31, 2003

                    1 Year                            21.15%
                    Since Inception (7/1/02)           7.16%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The average annual total return since the Fund's inception (7/1/02) for the S&P 500 Index was 6.49% and for the Wilshire 5000 Index was 6.65%.

Past Performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Wilshire 5000 Index measures the performance of all equity securities issued by companies with headquarters in the U.S.

One cannot invest directly in an index.

                         THE FUNDX FLEXIBLE INCOME FUND

                           FUNDX FLEXIBLE INCOME FUND
                Value of $10,000 vs Lehman Aggregate Bond Index

    Date         FundX Flexible Income Fund        Lehman Aggregate Bond Index
    ----         --------------------------        ---------------------------
   7/1/2002              $10,000.00                         $10,000.00
  7/31/2002               $9,876.00                         $10,123.00
 10/31/2002               $9,956.00                         $10,412.72
  1/31/2003              $10,291.63                         $10,634.64
  4/30/2003              $10,622.30                         $10,862.19
  7/31/2003              $10,899.90                         $10,671.08
 10/31/2003              $11,418.36                         $10,923.62

                          Average Annual Total Return
                         Period Ended October 31, 2003

                    1 Year                            14.69%
                    Since Inception (7/1/02)          10.45%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The average annual total return since the Fund's inception (7/1/02) for the Lehman Aggregate Bond Index was 6.85%.

Past Performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Aggregate Bond Index is a market value-weighted index that tracks non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.

One cannot invest directly in an index.

                            THE FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2003

SHARES                                                                     MARKET VALUE    % OF TOTAL
------                                                                     ------------    ----------
                    DOMESTIC EQUITY FUNDS
   307,262          Buffalo Small Cap Fund*<F1>                            $  6,667,576          4.8%
   122,097          Calamos Growth Fund - Class A*<F1>                        5,416,205          3.9%
   391,008          Columbia Acorn Select Fund - Class Z*<F1>                 7,081,164          5.1%
    95,050          Excelsior Value and Restructuring Fund                    3,107,178          2.3%
   228,988          Fidelity International Small Cap Fund                     4,055,377          3.0%
   415,454          Fidelity Diversified International Fund                   9,289,550          6.8%
   324,295          Fidelity Leveraged Company Stock Fund                     5,671,918          4.1%
   207,710          Firsthand Technology Value Fund*<F1>                      6,698,647          4.9%
   138,931          Heartland Value Fund                                      6,874,306          5.0%
   295,896          The Information Age Fund - Class A*<F1>                   4,432,519          3.2%
   915,794          Janus Special Equity Fund                                 9,130,465          6.6%
   279,732          Legg Mason Focus Trust, Inc.                              9,014,437          6.6%
   153,281          Legg Mason Value Trust - Institutional Class*<F1>         7,342,979          5.3%
   154,374          The Muhlenkamp Fund*<F1>                                  9,284,072          6.8%
    49,576          Oberweis Emerging Growth Fund*<F1>                        1,353,433          1.0%
   445,680          PIMCO PEA Renaissance Fund -
                      Institutional Class                                     9,323,624          6.8%
   102,075          Reynolds Blue Chip Growth Fund*<F1>                       3,198,027          2.3%
   726,651          Royce Pennsylvania Mutual Fund -
                      Investor Class                                          6,285,530          4.6%
    65,293          State Street Research Mid Cap Value
                      Fund - Class A                                          1,033,583          0.8%
   218,434          Strong Opportunity Fund - Investor Class*<F1>             8,141,020          5.9%
   224,858          Third Avenue Value Fund                                   9,133,742          6.6%
    30,909          Thompson Plumb Growth Fund                                1,284,251          0.9%
   150,031          Thornburg International Value Fund - Class A*<F1>         2,371,983          1.7%
                                                                           ------------        ------
                       TOTAL DOMESTIC EQUITY FUNDS
                         (COST $117,298,711)                                136,191,586         99.0%
                                                                           ------------        ------

PRINCIPAL
AMOUNT
---------
                    MONEY MARKET FUND
  $948,968          Cash Trust Series II - Treasury Cash Series II              948,968          0.7%
                                                                           ------------        ------
                       TOTAL MONEY MARKET FUND
                         (COST $948,968)                                        948,968          0.7%
                                                                           ------------        ------

                    Total Investments (Cost $118,247,679)                   137,140,554         99.7%
                    Other Assets less Liabilities                               416,680          0.3%
                                                                           ------------        ------
                    NET ASSETS                                             $137,557,234        100.0%
                                                                           ------------        ------
                                                                           ------------        ------

*<F1>  Non-income producing security.

See accompanying Notes to Financial Statements.

                       THE FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2003

SHARES                                                                     MARKET VALUE    % OF TOTAL
------                                                                     ------------    ----------
                    DOMESTIC EQUITY FUNDS
    20,470          Amerindo Technology Fund - Class D*<F2>                 $   143,493          0.7%
    59,694          Buffalo Small Cap Fund*<F2>                               1,295,349          6.3%
    53,015          Columbia Acorn Select Fund - Class Z*<F2>                   960,095          4.6%
    75,582          Fidelity International Small Cap Fund                     1,338,550          6.5%
    31,915          Fidelity Diversified International Fund                     713,616          3.5%
    76,653          Fidelity Leveraged Company Stock Fund                     1,340,666          6.5%
    40,924          Firsthand Technology Value Fund*<F2>                      1,319,794          6.4%
    26,955          Heartland Value Fund                                      1,333,741          6.4%
    90,357          The Information Age Fund - Class A*<F2>                   1,353,553          6.5%
   124,983          Janus Special Equity Fund                                 1,246,077          6.0%
    49,912          Legg Mason Focus Trust, Inc.*<F2>                         1,310,195          6.3%
    21,106          Legg Mason Value Trust - Institutional Class*<F2>         1,241,274          6.0%
    20,781          The Muhlenkamp Fund*<F2>                                  1,249,775          6.0%
    38,136          Neuberger Berman Focus Fund                               1,325,985          6.4%
    48,630          Oberweis Emerging Growth Fund*<F2>                        1,327,599          6.4%
    60,398          PIMCO PEA Renaissance Fund - Class D                      1,250,843          6.0%
    28,384          ProFunds UltraOTC Fund - Investor Class*<F2>                584,139          2.8%
    33,451          ProFunds UltraSmall-Cap Fund -
                      Investor Class*<F2>                                       585,056          2.8%
    44,161          Thornburg International Value Fund - Class A*<F2>           698,183          3.4%
                                                                           ------------        ------
                       TOTAL DOMESTIC EQUITY FUNDS
                         (COST $18,430,917)                                  20,617,983         99.5%
                                                                           ------------        ------

PRINCIPAL
AMOUNT
---------
                    MONEY MARKET FUND
  $213,799          Cash Trust Series II - Treasury Cash Series II              213,799          1.0%
                                                                           ------------        ------
                       TOTAL MONEY MARKET FUND
                         (COST $213,799)                                        213,799          1.0%
                                                                           ------------        ------

                    Total Investments (Cost $18,644,716)                     20,831,782        100.5%
                    Liabilities in excess of Other Assets                       (97,414)       (0.5)%
                                                                           ------------        ------
                    NET ASSETS                                              $20,734,368        100.0%
                                                                           ------------        ------
                                                                           ------------        ------

*<F2>  Non-income producing security.

See accompanying Notes to Financial Statements.

                      THE FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2003

SHARES                                                                     MARKET VALUE    % OF TOTAL
------                                                                     ------------    ----------
                    DOMESTIC EQUITY FUNDS
    17,735          Calamos Growth Fund - Class A*<F3>                      $   786,708          7.1%
    40,732          Columbia Acorn Select Fund - Class Z*<F3>                   737,653          6.7%
    14,925          Excelsior Value and Restructuring Fund                      487,911          4.4%
    35,798          Fidelity Diversified International Fund                     800,447          7.2%
    11,137          Heartland Value Plus Fund                                   235,655          2.1%
    80,801          Janus Special Equity Fund                                   805,589          7.3%
     5,823          Kensington Select Income Fund - Class A                     210,916          1.9%
    13,462          Legg Mason Value Trust - Institutional Class*<F3>           791,691          7.2%
    13,147          The Muhlenkamp Fund*<F3>                                    790,671          7.2%
    39,479          PIMCO PEA Renaissance Fund - Class D                        817,600          7.4%
    25,902          Reynolds Blue Chip Growth Fund                              811,503          7.3%
    88,813          Royce Pennsylvania Mutual Fund -
                      Investor Class                                            768,229          6.9%
    43,573          State Street Research Mid Cap Value Fund -
                      Class A                                                   689,761          6.2%
    20,347          Strong Opportunity Fund - Investor Class*<F3>               758,348          6.9%
    19,835          Third Avenue Value Fund                                     805,694          7.3%
    48,641          Thornburg International Value Fund - Class A                769,007          7.0%
                                                                           ------------        ------
                       TOTAL DOMESTIC EQUITY FUNDS
                         (COST $10,177,108)                                  11,067,383        100.1%
                                                                           ------------        ------

PRINCIPAL
AMOUNT
---------
                    MONEY MARKET FUND
   $67,566          Cash Trust Series II - Treasury Cash Series II               67,566          0.6%
                                                                           ------------        ------
                       TOTAL MONEY MARKET FUND
                         (COST $67,566)                                          67,566          0.6%
                                                                           ------------        ------

                    Total Investments (Cost $10,244,674)                     11,134,949        100.7%
                    Liabilities in excess of Other Assets                       (76,879)       (0.7)%
                                                                           ------------        ------
                    NET ASSETS                                              $11,058,070        100.0%
                                                                           ------------        ------
                                                                           ------------        ------

*<F3>  Non-income producing security.

See accompanying Notes to Financial Statements.

                         THE FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2003

SHARES                                                                     MARKET VALUE    % OF TOTAL
------                                                                     ------------    ----------
                    DOMESTIC EQUITY FUNDS
    21,784          Calamos Market Neutral Fund - Class A                    $  316,526         3.3%
    40,706          Calvert Income Fund - Class A                               714,802         7.6%
    88,168          Eaton Vance Strategic Income Fund - Class A                 713,275         7.5%
    33,975          FPA Crescent Fund - Institutional                           713,145         7.5%
    57,087          Fidelity Capital & Income Fund                              454,411         4.8%
   138,534          John Hancock High Yield Bond
                      Fund - Class A                                            706,524         7.5%
    33,741          Heartland Value Plus Fund                                   713,959         7.5%
    19,566          Kensington Select Income Fund - Class A                     708,698         7.5%
    49,445          Leuthold Core Investment Fund                               708,534         7.5%
   116,534          MainStay High Yield Corporate Bond
                      Fund - Class A                                            705,032         7.4%
    39,887          The Merger Fund                                             597,101         6.3%
    74,649          Metropolitan West Low Duration Bond
                      Fund - Class M                                            708,424         7.5%
    18,028          Pioneer High Yield Fund - Class A                           208,944         2.2%
    46,046          Pioneer Strategic Income Fund - Class A                     474,274         5.0%
    12,969          Rydex - Juno Fund - Investor Class                          277,540         2.9%
    43,469          Scudder RREEF Real Estate Securities
                      Fund - Class A                                            698,545         7.4%
                                                                            -----------       ------
                       TOTAL DOMESTIC EQUITY FUNDS
                         (COST $8,980,971)                                    9,419,734        99.4%
                                                                            -----------       ------

PRINCIPAL
AMOUNT
---------
                    MONEY MARKET FUND
  $134,999          Cash Trust Series II - Treasury Cash Series II              134,999         1.4%
                                                                            -----------       ------
                       TOTAL MONEY MARKET FUND
                         (COST $134,999)                                        134,999         1.4%
                                                                            -----------       ------

                    Total Investments (Cost $9,115,970)                       9,554,733       100.8%
                    Liabilities in excess of Other Assets                       (79,870)      (0.8)%
                                                                            -----------       ------
                    NET ASSETS                                               $9,474,863       100.0%
                                                                            -----------       ------
                                                                            -----------       ------

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT OCTOBER 31, 2003

                                                     FUNDX     FUNDX AGGRESSIVE
                                                 UPGRADER FUND   UPGRADER FUND
ASSETS
   Investments in securities, at value
     (identified cost $118,247,679 and
     $18,644,716, respectively)                   $137,140,554    $20,831,782
   Receivables
       Fund shares sold                                591,783         69,871
       Dividends and interest                               76             34
   Prepaid expenses                                     27,216         10,698
                                                  ------------    -----------
           Total assets                            137,759,629     20,912,385
                                                  ------------    -----------

LIABILITIES
   Payables
       Securities purchased                                 --        122,000
       Fund shares redeemed                             16,023             --
       Advisory fees                                   112,221         15,392
       Administration fees                              11,404          1,474
       Custody fees                                      5,723          2,629
       Fund Accounting fees                             11,298          7,915
       Transfer Agent fees                              21,949          6,005
   Accrued expenses                                     23,777         22,602
                                                  ------------    -----------
           Total liabilities                           202,395        178,017
                                                  ------------    -----------
NET ASSETS                                        $137,557,234    $20,734,368
                                                  ------------    -----------
                                                  ------------    -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                $136,495,017    $18,579,698
   Accumulated net realized
     loss on investments                           (17,830,658)       (32,396)
   Net unrealized appreciation on investments       18,892,875      2,187,066
                                                  ------------    -----------
       Net assets                                 $137,557,234    $20,734,368
                                                  ------------    -----------
                                                  ------------    -----------

CALCULATION OF NET ASSET
  VALUE PER SHARE
   Net assets applicable to shares outstanding    $137,557,234    $20,734,368
   Shares outstanding                                4,824,673        673,052
   Net asset value, offering and
     redemption price per share                   $      28.51    $     30.81
                                                  ------------    -----------
                                                  ------------    -----------

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT OCTOBER 31, 2003

                                             FUNDX CONSERVATIVE  FUNDX FLEXIBLE
                                               UPGRADER FUND       INCOME FUND
ASSETS
   Investments in securities, at value
     (identified cost $10,244,674 and
     $9,115,970, respectively)                   $11,134,949      $9,554,733
   Receivables
       Fund shares sold                                1,000          37,500
       Dividends and interest                             22          14,994
   Prepaid expenses                                   15,021          15,324
                                                 -----------      ----------
           Total assets                           11,150,992       9,622,551
                                                 -----------      ----------

LIABILITIES
   Payables
       Securities purchased                           13,000         105,000
       Fund shares redeemed                           30,978              --
       Advisory fees                                   8,993           2,353
       Administration fees                               913             782
       Custody fees                                    2,240           2,624
       Fund Accounting fees                            7,915           7,915
       Transfer Agent fees                             6,355           6,646
   Accrued expenses                                   22,528          22,368
                                                 -----------      ----------
           Total liabilities                          92,922         147,688
                                                 -----------      ----------
NET ASSETS                                       $11,058,070      $9,474,863
                                                 -----------      ----------
                                                 -----------      ----------

COMPONENTS OF NET ASSETS
   Paid-in capital                               $10,011,859      $8,792,509
   Undistributed net investment income                    --         151,007
   Accumulated net realized
     gain on investments                             155,936          92,584
   Net unrealized appreciation on investments        890,275         438,763
                                                 -----------      ----------
       Net assets                                $11,058,070      $9,474,863
                                                 -----------      ----------
                                                 -----------      ----------

CALCULATION OF NET ASSET
  VALUE PER SHARE
   Net assets applicable to shares outstanding   $11,058,070      $9,474,863
   Shares outstanding                                404,486         338,806
   Net asset value, offering and
     redemption price per share                  $     27.34      $    27.97
                                                 -----------      ----------
                                                 -----------      ----------

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2003

                                                   FUNDX       FUNDX AGGRESSIVE
                                               UPGRADER FUND     UPGRADER FUND
INVESTMENT INCOME
   Income
       Dividends                                 $   971,242      $   15,269
       Interest                                          651             340
                                                 -----------      ----------
           Total Income                              971,893          15,609
                                                 -----------      ----------
   Expenses
       Advisory fees (Note 3)                      1,115,788          59,018
       Transfer Agent fees                           133,900          27,306
       Administration fees (Note 3)                  111,580           5,899
       Fund Accounting fees                           41,593          31,044
       Registration fees                              28,702          17,442
       Custody fees                                   28,466           6,549
       Professional fees                              15,042          17,162
       Reports to shareholders                        11,404           1,637
       Trustees' fees                                 10,889           4,236
       Other                                             107           3,502
                                                 -----------      ----------
           Total expenses                          1,497,471         173,795
           Less: advisory fee waiver
             and absorption (Note 3)                      --         (85,331)
                                                 -----------      ----------
           Net expenses                            1,497,471          88,464
                                                 -----------      ----------
               NET INVESTMENT LOSS                  (525,578)        (72,855)
                                                 -----------      ----------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
   Net realized gain on investments                5,063,291          39,820
   Capital gain distributions from
     regulated investment companies                  263,821          16,418
   Net change in unrealized
     appreciation on investments                  20,887,125       2,198,299
                                                 -----------      ----------
       Net realized and unrealized
         gain on investments                      26,214,237       2,254,537
                                                 -----------      ----------
   Net increase in net assets
     resulting from operations                   $25,688,659      $2,181,682
                                                 -----------      ----------
                                                 -----------      ----------

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2003

                                             FUNDX CONSERVATIVE  FUNDX FLEXIBLE
                                               UPGRADER FUND       INCOME FUND
INVESTMENT INCOME
   Income
       Dividends                                 $   40,882         $283,896
       Interest                                         376            1,009
                                                 ----------         --------
           Total Income                              41,258          284,905
                                                 ----------         --------
   Expenses
       Advisory fees (Note 3)                        56,223           41,267
       Transfer Agent fees                           27,957           29,126
       Administration fees (Note 3)                   5,617            5,889
       Fund Accounting fees                          31,044           31,044
       Registration fees                             13,233           13,233
       Custody fees                                   5,858            6,258
       Professional fees                             17,162           17,162
       Reports to shareholders                        1,637            1,637
       Trustees' fees                                 4,277            4,358
       Other                                          3,594            3,616
                                                 ----------         --------
           Total expenses                           166,602          153,590
           Less: advisory fee waiver
             and absorption (Note 3)                (82,268)         (95,227)
                                                 ----------         --------
           Net expenses                              84,334           58,363
                                                 ----------         --------
               NET INVESTMENT INCOME (LOSS)         (43,076)         226,542
                                                 ----------         --------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
   Net realized gain on investments                 271,207          132,162
   Capital gain distributions from
     regulated investment companies                  28,308           11,257
   Net change in unrealized
     appreciation on investments                    941,797          427,657
                                                 ----------         --------
       Net realized and unrealized
         gain on investments                      1,241,312          571,076
                                                 ----------         --------
   Net increase in net assets
     resulting from operations                   $1,198,236         $797,618
                                                 ----------         --------
                                                 ----------         --------

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED              PERIOD ENDED
                                                    OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F5>
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS
   Net investment loss                               $   (525,578)             $   (821,886)
   Net realized gain (loss) on investments              5,063,291               (23,661,484)
   Capital gain distributions from
     regulated investment companies                       263,821                   503,714
   Net change in unrealized
     appreciation (depreciation)
     on investments                                    20,887,125                (1,994,250)
                                                     ------------              ------------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                     25,688,659               (25,973,906)
                                                     ------------              ------------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income                                       --                  (321,295)
                                                     ------------              ------------

TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase (decrease) in net assets derived
     from net change in outstanding shares (a)<F4>     (6,027,687)              144,191,463
                                                     ------------              ------------
       TOTAL INCREASE IN NET ASSETS                    19,660,972               117,896,262
                                                     ------------              ------------
NET ASSETS
Beginning of period                                   117,896,262                        --
                                                     ------------              ------------
END OF PERIOD                                        $137,557,234              $117,896,262
                                                     ------------              ------------
                                                     ------------              ------------

(a)<F4>  A summary of capital share transactions is as follows:

                                         YEAR ENDED                             PERIOD ENDED
                                      OCTOBER 31, 2003                    OCTOBER 31, 2002(1)<F5>
                               ------------------------------          ------------------------------
                               SHARES         PAID-IN CAPITAL          SHARES         PAID-IN CAPITAL
                               ------         ---------------          ------         ---------------
Shares sold                    1,932,013        $ 48,682,233           7,846,182        $208,709,613
Shares issued in
  reinvestment
  of distributions                    --                  --              12,061             320,805
Shares redeemed               (2,322,243)        (54,709,920)         (2,643,340)        (64,838,955)
                              ----------        ------------          ----------        ------------
Net increase (decrease)         (390,230)       $ (6,027,687)          5,214,903        $144,191,463
                              ----------        ------------          ----------        ------------
                              ----------        ------------          ----------        ------------

(1)<F5>  Fund commenced operations on November 1, 2001.

See accompanying Notes to Financial Statements.

                       THE FUNDX AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED              PERIOD ENDED
                                                    OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F7>
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS
   Net investment loss                                $   (72,855)              $   (4,636)
   Net realized gain (loss) on investments                 39,820                  (88,634)
   Capital gain distributions from
     regulated investment companies                        16,418                       --
   Net change in unrealized
     appreciation (depreciation)
     on investments                                     2,198,299                  (11,233)
                                                      -----------               ----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                      2,181,682                 (104,503)
                                                      -----------               ----------

TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived
     from net change in outstanding shares (a)<F6>     16,543,743                2,113,446
                                                      -----------               ----------
       TOTAL INCREASE IN NET ASSETS                    18,725,425                2,008,943
                                                      -----------               ----------
NET ASSETS
Beginning of period                                     2,008,943                       --
                                                      -----------               ----------
END OF PERIOD                                         $20,734,368               $2,008,943
                                                      -----------               ----------
                                                      -----------               ----------

(a)<F6>  A summary of capital share transactions is as follows:

                                         YEAR ENDED                             PERIOD ENDED
                                      OCTOBER 31, 2003                    OCTOBER 31, 2002(1)<F7>
                               ------------------------------          ------------------------------
                               SHARES         PAID-IN CAPITAL          SHARES         PAID-IN CAPITAL
                               ------         ---------------          ------         ---------------
Shares sold                    690,993          $19,348,761            159,517           $3,843,388
Shares issued in
  reinvestment
  of distributions                  --                   --                 --                   --
Shares redeemed               (104,408)          (2,805,018)           (73,050)          (1,729,942)
                              --------          -----------            -------           ----------
Net increase                   586,585          $16,543,743             86,467           $2,113,446
                              --------          -----------            -------           ----------
                              --------          -----------            -------           ----------

(1)<F7>  Fund commenced operations on July 1, 2002.

See accompanying Notes to Financial Statements.

                      THE FUNDX CONSERVATIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED              PERIOD ENDED
                                                    OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F9>
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS
   Net investment loss                                $   (43,076)              $   (1,609)
   Net realized gain (loss) on investments                271,207                  (89,174)
   Capital gain distributions from
     regulated investment companies                        28,308                       --
   Net change in unrealized
     appreciation (depreciation)
     on investments                                       941,797                  (51,522)
                                                      -----------               ----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                      1,198,236                 (142,305)
                                                      -----------               ----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Capital gains                                          (11,329)                      --
                                                      -----------               ----------

TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived
     from net change in outstanding shares (a)<F8>      6,480,318                3,533,150
                                                      -----------               ----------
       TOTAL INCREASE IN NET ASSETS                     7,667,225                3,390,845
                                                      -----------               ----------

NET ASSETS
Beginning of period                                     3,390,845                       --
                                                      -----------               ----------
END OF PERIOD                                         $11,058,070               $3,390,845
                                                      -----------               ----------
                                                      -----------               ----------

(a)<F8>  A summary of capital share transactions is as follows:

                                         YEAR ENDED                             PERIOD ENDED
                                      OCTOBER 31, 2003                    OCTOBER 31, 2002(1)<F9>
                               ------------------------------          ------------------------------
                               SHARES         PAID-IN CAPITAL          SHARES         PAID-IN CAPITAL
                               ------         ---------------          ------         ---------------
Shares sold                    366,077          $ 9,038,581            191,309           $4,451,635
Shares issued in
  reinvestment
  of distributions                 485               11,158                 --                   --
Shares redeemed               (111,899)          (2,569,421)           (41,486)            (918,485)
                              --------          -----------            -------           ----------
Net increase                   254,663          $ 6,480,318            149,823           $3,533,150
                              --------          -----------            -------           ----------
                              --------          -----------            -------           ----------

(1)<F9>  Fund commenced operations July 1, 2002.

See accompanying Notes to Financial Statements.

                         THE FUNDX FLEXIBLE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED              PERIOD ENDED
                                                    OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F11>
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS
   Net investment income                               $  226,542               $   10,582
   Net realized gain (loss) on investments                132,162                  (50,835)
   Capital gain distributions from
     regulated investment companies                        11,257                       --
   Net change in unrealized
     appreciation on investments                          427,657                   11,106
                                                       ----------               ----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                        797,618                  (29,147)
                                                       ----------               ----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income                                  (86,117)                      --
                                                       ----------               ----------

TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived
     from net change in outstanding shares (a)<F10>     5,130,455                3,662,054
                                                       ----------               ----------
       TOTAL INCREASE IN NET ASSETS                     5,841,956                3,632,907
                                                       ----------               ----------

NET ASSETS
Beginning of period                                     3,632,907                       --
                                                       ----------               ----------
END OF PERIOD (including undistributed
  net investment income of $151,007
  and $10,582, respectively)                           $9,474,863               $3,632,907
                                                       ----------               ----------
                                                       ----------               ----------

(a)<F10>  A summary of capital share transactions is as follows:

                                         YEAR ENDED                             PERIOD ENDED
                                      OCTOBER 31, 2003                    OCTOBER 31, 2002(1)<F11>
                               ------------------------------          ------------------------------
                               SHARES         PAID-IN CAPITAL          SHARES         PAID-IN CAPITAL
                               ------         ---------------          ------         ---------------
Shares sold                    357,161          $ 9,461,018            245,426          $ 6,135,687
Shares issued in
  reinvestment
  of distributions               3,412               85,542                 --                   --
Shares redeemed               (167,738)          (4,416,105)           (99,455)          (2,473,633)
                              --------          -----------            -------          -----------
Net increase                   192,835          $ 5,130,455            145,971          $ 3,662,054
                              --------          -----------            -------          -----------
                              --------          -----------            -------          -----------

(1)<F11>  Fund commenced operations July 1, 2002.

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED              PERIOD ENDED
                                                              OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F14>

Net asset value, beginning of period                               $22.61                   $25.00
                                                                   ------                   ------

Income from investment operations:
     Net investment loss(2)<F15>                                    (0.11)                   (0.03)
     Net realized and unrealized
       gain (loss) on investments                                    6.01                    (2.17)
                                                                   ------                   ------
Total from investment operations                                     5.90                    (2.20)
                                                                   ------                   ------

Less distributions:
     From net investment income                                        --                    (0.19)
                                                                   ------                   ------

Net asset value, end of period                                     $28.51                   $22.61
                                                                   ------                   ------
                                                                   ------                   ------

Total return                                                        26.09%                   (8.90%)+<F13>

Ratios/supplemental data:
Net assets, end of period (thousands)                            $137,557                 $117,896
Ratio of expenses to average net assets(3)<F16>:
     Before expense reimbursement                                    1.34%                    1.44%**<F12>
     After expense reimbursement                                     1.34%                    1.44%**<F12>
Ratio of net investment loss
  to average net assets(3)<F16>:
     Before expense reimbursement                                   (0.47%)                  (0.79%)**<F12>
     After expense reimbursement                                    (0.47%)                  (0.79%)**<F12>
Portfolio turnover rate                                               223%                     208%+<F13>

 **<F12>   Annualized.
  +<F13>   Not Annualized.
(1)<F14>   Fund commenced operations November 1, 2001.
(2)<F15> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F16> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                       THE FUNDX AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED              PERIOD ENDED
                                                              OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F19>

Net asset value, beginning of period                               $23.23                   $25.00
                                                                   ------                   ------

Income from investment operations:
     Net investment loss(2)<F20>                                    (0.11)                   (0.05)
     Net realized and unrealized
       gain (loss) on investments                                    7.69                    (1.72)
                                                                   ------                   ------
Total from investment operations                                     7.58                    (1.77)
                                                                   ------                   ------

Net asset value, end of period                                     $30.81                   $23.23
                                                                   ------                   ------
                                                                   ------                   ------

Total return                                                        32.63%                   (7.08%)+<F18>

Ratios/supplemental data:
Net assets, end of period (thousands)                             $20,734                   $2,009
Ratio of expenses to average net assets(3)<F21>:
     Before expense reimbursement                                    2.94%                   12.27%**<F17>
     After expense reimbursement                                     1.50%                    1.50%**<F17>
Ratio of net investment loss
  to average net assets(3)<F21>:
     Before expense reimbursement                                   (2.68%)                 (11.74%)**<F17>
     After expense reimbursement                                    (1.24%)                  (0.97%)**<F17>
Portfolio turnover rate                                               128%                     182%+<F18>

 **<F17>   Annualized.
  +<F18>   Not Annualized.
(1)<F19>   Fund commenced operations July 1, 2002.
(2)<F20> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F21> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                      THE FUNDX CONSERVATIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED              PERIOD ENDED
                                                              OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F24>

Net asset value, beginning of period                               $22.63                   $25.00
                                                                   ------                   ------

Income from investment operations:
   Net investment loss(2)<F25>                                      (0.11)                   (0.01)
   Net realized and unrealized
     gain (loss) on investments                                      4.88                    (2.36)
                                                                   ------                   ------
Total from investment operations                                     4.77                    (2.37)
                                                                   ------                   ------

Less distributions:
   From capital gains                                               (0.06)                      --
                                                                   ------                   ------

Net asset value, end of period                                     $27.34                   $22.63
                                                                   ------                   ------
                                                                   ------                   ------

Total return                                                        21.15%                   (9.48%)+<F23>

Ratios/supplemental data:
Net assets, end of period (thousands)                             $11,058                   $3,391
Ratio of expenses to average net assets(3)<F26>:
   Before expense reimbursement                                      2.96%                    8.75%**<F22>
   After expense reimbursement                                       1.50%                    1.50%**<F22>
Ratio of net investment loss
  to average net assets(3)<F26>:
   Before expense reimbursement                                     (2.23%)                  (7.48%)**<F22>
   After expense reimbursement                                      (0.77%)                  (0.23%)**<F22>
Portfolio turnover rate                                               198%                     114%+<F23>

 **<F22>   Annualized.
  +<F23>   Not Annualized.
(1)<F24>   Fund commenced operations July 1, 2002.
(2)<F25> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F26> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                         THE FUNDX FLEXIBLE INCOME FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED              PERIOD ENDED
                                                              OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F29>

Net asset value, beginning of period                               $24.89                   $25.00
                                                                   ------                   ------

Income from investment operations:
   Net investment income(2)<F30>                                     0.89                     0.07
   Net realized and unrealized
     gain (loss) on investments                                      2.71                    (0.18)
                                                                   ------                   ------
Total from investment operations                                     3.60                    (0.11)
                                                                   ------                   ------

Less distributions:
   From net investment income                                       (0.52)                      --
                                                                   ------                   ------

Net asset value, end of period                                     $27.97                   $24.89
                                                                   ------                   ------
                                                                   ------                   ------

Total return                                                        14.69%                   (0.44%)+<F28>

Ratios/supplemental data:
Net assets, end of period (thousands)                              $9,475                   $3,633
Ratio of expenses to average net assets(3)<F31>:
   Before expense reimbursement                                      2.60%                    8.44%**<F27>
   After expense reimbursement                                       0.99%                    0.99%**<F27>
Ratio of net investment income (loss)
  to average net assets(3)<F31>:
   Before expense reimbursement                                      2.23%                   (5.93%)**<F27>
   After expense reimbursement                                       3.84%                    1.52%**<F27>
   Portfolio turnover rate                                            173%                     135%+<F28>

 **<F27>  Annualized.
  +<F28>  Not Annualized.
(1)<F29>  Fund commenced operations July 1, 2002.
(2)<F30> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F31> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                            THE FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003

NOTE 1 -- ORGANIZATION

    FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund (the "Funds") are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The FundX Upgrader Fund commenced operations on November 1, 2001. The FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund commenced operations on July 1, 2002.

    The investment objective of the FundX Upgrader Fund and the FundX Aggressive Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

    The investment objective of the FundX Conservative Upgrader Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

    The investment objective of the FundX Flexible Income Fund is to generate total return, which is capital appreciation plus current income.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Securities Valuation. The assets of the Funds consist primarily of shares of underlying mutual funds, which are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the mean between the last reported bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments with remaining maturities in excess of 60 days are valued at current market prices. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Funds if acquired within 60 days to maturity.

    B. Federal Income Taxes. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

    D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

    E. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2003, the FundX Upgrader Fund decreased paid-in capital by $525,578 and increased accumulated net investment loss by $525,578. The FundX Aggressive Upgrader Fund decreased paid-in capital by $72,855 and increased accumulated net investment loss by $72,855. The FundX Conservative Upgrader Fund decreased accumulated net realized gain on investments by $43,076 and increased accumulated net investment loss by $43,076.

NOTE 3 -- COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

    DAL Investment Company, LLC (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% for the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, and the FundX Conservative Upgrader Fund and 0.70% for the FundX Flexible Income Fund based upon the average daily net assets of the Funds. For the year ended October 31, 2003, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, and the FundX Flexible Income Fund incurred $1,115,788, $59,018, $56,223, and $41,267 in advisory fees, respectively.

    The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit the Funds' total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

    FundX Upgrader Fund                      1.50%
    FundX Aggressive Upgrader Fund           1.50%
    FundX Conservative Upgrader Fund         1.50%
    FundX Flexible Income Fund               0.99%

    In the case of each of the Fund's initial period of operations any fee withheld or voluntarily reduced and/or any Fund's expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed to each of the Fund's to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of each of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on each Fund's expenses. For the FundX Aggressive Upgrader Fund, for the year ended October 31, 2003, the Advisor has voluntarily waived its fees of $59,018 and absorbed expenses of $26,313. For the FundX Conservative Upgrader Fund, for the year ended October 31, 2003, the Advisor has voluntarily waived its fees of $56,223 and absorbed expenses of $26,045. For the FundX Flexible Income Fund, for the year ended October 31, 2003, the Advisor has voluntarily waived its fees of $41,267 and absorbed expenses of $53,960. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. At October 31, 2003, the cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund are $136,640, $132,574, and $147,084, respectively.

    U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

    Under $36 million                   $36,000
    $36 to $150 million                 0.10% of average daily net assets
    Over $150 million                   0.05% of average daily net assets

    For the year ended October 31, 2003, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, and the FundX Flexible Income Fund incurred $111,580, $5,899, $5,617, and $5,889 in administration fees, respectively.

    U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

    Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

    The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended October 31, 2003 are as follows:

                                             Purchases             Sales
                                             ---------             -----
    FundX Upgrader Fund                    $250,651,283         $257,092,710
    FundX Aggressive Upgrader Fund           24,160,187            7,712,943
    FundX Conservative Upgrader Fund         17,652,442           11,064,930
    FundX Flexible Income Fund               15,185,674            9,829,566

NOTE 5 -- DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

    On January 2, 2003, a distribution of $0.0649 per share was declared for the FundX Conservative Upgrader Fund. The dividend was paid on January 2, 2003, to shareholders of record on December 31, 2002. The tax character of distributions paid during the year ended October 31, 2003 was as follows:

                                       2003
                                       ----
    Distributions paid from:
      Ordinary income                $11,329

    On January 2, 2003, a distribution of $0.5162 per share was declared for the FundX Flexible Income Fund. The dividend was paid on January 2, 2003, to shareholders of record on December 31, 2002. The tax character of distributions paid during the year ended October 31, 2003 was as follows:

                                       2003
                                       ----
    Distributions paid from:
      Ordinary income                $86,117

    As of October 31, 2003, components of distributable earnings on a tax basis are as follows:

                                     Undistributed  Undistributed     Capital
                                        Ordinary      Long Term        Loss
                                         Income          Gain      CarryForward
                                     -------------  -------------  ------------
    FundX Upgrader Fund                 $     --       $    --     $17,830,658
    FundX Aggressive Upgrader Fund            --            --          32,396
    FundX Conservative Upgrader Fund     133,079        22,857              --
    FundX Flexible Income Fund           239,936        10,355              --

Capital loss carryforwards expire in 2010. Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

At October 31, 2003, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

                                         FundX          FundX          FundX
                          FundX        Aggressive   Conservative     Flexible
                         Upgrader       Upgrader      Upgrader        Income
                           Fund           Fund          Fund           Fund
                         --------      ----------   ------------     --------
Appreciation           $ 18,916,338    $ 2,187,066   $   891,265    $  432,823
Depreciation                (23,463)            --          (990)         (760)
                       ------------    -----------   -----------    ----------
Net Appreciation
  (Depreciation)
  on Investments       $ 18,892,875    $ 2,187,066   $   890,275    $  432,063
                       ------------    -----------   -----------    ----------
                       ------------    -----------   -----------    ----------
Tax Cost               $118,722,679    $18,644,716   $10,244,674    $9,122,670

                            THE FUNDX UPGRADER FUNDS

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Trustees and Shareholders
Professionally Managed Portfolios
Glendora, California

We have audited the accompanying statements of assets and liabilities of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, and the FundX Flexible Income Fund, each a series of shares of Professionally Managed Portfolios, including the schedules of investments as of October 31, 2003, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period ended October 31, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Funds as of October 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and the period ended October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

                                    TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 14, 2003

                            THE FUNDX UPGRADER FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

    The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Trust's officers and trustees and is available, without charge, upon request.

                                                        Independent Trustees
                                                        --------------------
                                                                                            # of
                                            Term of                                       Funds in          Other
                          Position        Office and                                      complex       Directorships
 Name, Age                Held with        Length of        Principal Occupation          overseen         Held by
and Address               the Trust       Time Served      During Past Five Years        by Trustee        Trustee
-----------               ---------       -----------      ----------------------        ----------     -------------
Dorothy A. Berry          Chairman        Indefinite      Talon Industries                4              Not
Born (1943)               and             Term            (venture capital &                             Applicable
2020 E. Financial Way,    Trustee         Since           business consulting);
Suite 100                                 May 1991        formerly Chief Operating
Glendora, CA  91741                                       Officer, Integrated Assets
                                                          Management (investment
                                                          advisor and manager) and
                                                          formerly President, Value
                                                          Line, Inc., (investment
                                                          advisory & financial
                                                          publishing firm).

Wallace L. Cook           Trustee         Indefinite      Retired. Formerly               4              Not
Born (1939)                               Term            Senior Vice President,                         Applicable
2020 E. Financial Way,                    Since           Rockefeller Trust Co.;
Suite 100                                 May 1991        Financial Counselor,
Glendora, CA  91741                                       Rockefeller & Co.

Carl A. Froebel           Trustee         Indefinite      Private Investor.               4              Not
Born (1938)                               Term            Formerly Managing                              Applicable
2020 E. Financial Way,                    Since           Director, Premier
Suite 100                                 May 1991        Solutions, Ltd.  Formerly
Glendora, CA  91741                                       President and Founder,
                                                          National Investor Data
                                                          Services, Inc. (investment
                                                          related computer software).

Rowley W.P. Redington     Trustee         Indefinite      President; Intertech            4              Not
Born (1944)                               Term            (consumer electronics                          Applicable
2020 E. Financial Way,                    Since           and computer service and
Suite 100                                 May 1991        marketing); formerly Vice
Glendora, CA  91741                                       President, PRS of New
                                                          Jersey, Inc. (management
                                                          consulting), and Chief
                                                          Executive Officer, Rowley
                                                          Associates (consultants).

                                                  Interested Trustees and Officers
                                                  --------------------------------
                                                                                            # of
                                            Term of                                       Funds in          Other
                          Position        Office and                                      complex       Directorships
 Name, Age                Held with        Length of        Principal Occupation          overseen         Held by
and Address               the Trust       Time Served      During Past Five Years        by Trustee        Trustee
-----------               ---------       -----------      ----------------------        ----------     -------------
Steven J. Paggioli        Trustee         Indefinite      Consultant, U.S.                4              Trustee,
Born (1950)                               Term            Bancorp Fund Services,                         Managers
2020 E. Financial Way,                    Since           LLC since July 2001;                           Funds
Suite 100                                 May 1991        formerly Executive Vice
Glendora, CA  91741                                       President, Investment
                                                          Company Administration,
                                                          LLC ("ICA") (mutual
                                                          fund administrator and
                                                          the Fund's former
                                                          administrator).

Robert M. Slotky          President       Indefinite      Vice President, U.S.            4              Not
Born (1947)                               Term            Bancorp Fund Services,                         Applicable
2020 E. Financial Way,                    Since           LLC since July, 2001;
Suite 100                                 August 2002     formerly, Senior Vice
Glendora, CA  91741                                       President, ICA (May
                                                          1997-July 2001); former
                                                          instructor of accounting
                                                          at California State
                                                          University-Northridge
                                                          (1997);

Eric W. Falkeis           Treasurer       Indefinite      Vice President, U.S.            4              Not
Born (1973)                               Term            Bancorp Fund Services,                         Applicable
615 E. Michigan St.                       Since           LLC; Chief Financial
Milwaukee, WI  53202                      August 2002     Officer, Quasar
                                                          Distributors, LLC,
                                                          since 2000.

Chad E. Fickett           Secretary       Indefinite      Compliance Administrator,       4              Not
Born (1973)                               Term            U.S. Bancorp Fund                              Applicable
615 E. Michigan St.                       Since           Services, LLC since
Milwaukee, WI  53202                      March 2002      July, 2000

                                    ADVISOR
                           DAL Investment Company LLC
                       235 Montgomery Street, Suite 1049
                            San Francisco, CA 94104

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (866) 455-FUND

                                   CUSTODIAN
                                U.S. Bank, N.A.
                           425 Walnut Street M/L 6118
                              Cincinnati, OH 45202

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. [RESERVED]
------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES
-------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
-----------------

(a)  Any code of ethics or amendment thereto.  Filed herewith.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)  /s/ Robert M. Slotky
                               ---------------------------------------
                               Robert M. Slotky, President

     Date   January 8, 2004
            ----------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date   January 8, 2004
            ----------------------------------------------------------

     By (Signature and Title)  /s/ Eric W. Falkeis
                              ----------------------------------------
                              Eric W. Falkeis, Treasurer

     Date   January 8, 2004
            ----------------------------------------------------------